Organization (Equity) (Details) - shares	1 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2016	May 31, 2016	Mar. 31, 2016	Jun. 30, 2016
Northern Tier Energy LP [Member]
Class of Stock [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			38.30%	100.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest				100.00%
Western Refining Logistics GP, LLC [Member]
Class of Stock [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest				100.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest				100.00%
Western Refining Logistics, LP [Member]
Class of Stock [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest				60.80%
Partners' Capital Account, Units, Sold in Public Offering	562,500	3,750,000
Investor [Member] | Northern Tier Energy LP [Member]
Class of Stock [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest				100.00%
Investor [Member] | Western Refining Logistics, LP [Member]
Class of Stock [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest				39.20%